CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - ION (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss					$ (3,854,000)	$ (812,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Fair Value Adjustment of Warrants					3,191,000	86,000
Non-cash interest expense						22,000
Changes in operating assets and liabilities:
Prepaid expenses and other current asset					(1,587,000)	78,000
Net cash used in operating activities					3,046,000	(4,159,000)
Cash Flows from Investing Activities:
Net cash used in investing activities					(1,944,000)	(948,000)
Cash Flows from Financing Activities:
Net cash provided by financing activities					(2,277,000)	9,002,000
(Decrease)/ increase in cash, cash equivalents and restricted cash					(1,175,000)	3,895,000
Cash, cash equivalents and restricted cash at the beginning of the year			$ 16,092,000	$ 16,092,000	16,092,000	12,197,000
Cash, cash equivalents and restricted cash at the end of the year	$ 16,092,000	$ 14,917,000			14,917,000	16,092,000
ION Acquisition Corp 2 LTD
Cash Flows from Operating Activities:
Net loss	(5,000)	(1,548,638)	(1,880,581)		(4,168,087)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account					(42,687)
Unrealized loss on marketable securities held in Trust Account		122			122
Transactions costs attributed to warrants liabilities					299,770
Fair Value Adjustment of Warrants					(425,349)
Payment of formation costs through issuance of Class B ordinary shares	5,000
Changes in operating assets and liabilities:
Prepaid expenses and other current asset					(525,677)
Accounts payable and accrued expenses					3,230,476
Net cash used in operating activities	0				(1,631,432)
Cash Flows from Investing Activities:
Investment of cash in Trust Account					(253,000,000)
Net cash used in investing activities					(253,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of issuance costs					247,940,000
Proceeds from sale of Private Placement Warrants					7,060,000
Proceeds from promissory note - related party					70,000
Repayment of promissory note - related party					(75,000)
Payment of offering costs					(179,561)
Net cash provided by financing activities					254,815,439
(Decrease)/ increase in cash, cash equivalents and restricted cash	0				184,007
Cash, cash equivalents and restricted cash at the beginning of the year	0		0	0	0
Cash, cash equivalents and restricted cash at the end of the year	0	184,007			184,007	0
Non-cash Investing and Financing Activities:
Offering costs included in accrued offering costs					318,589
Initial classification of Class A ordinary shares subject to possible redemption			$ 253,000,000	$ 253,000,000	253,000,000
Deferred underwriting fee payable	8,855,000				8,855,000
Deferred offering costs	140,778	$ 8,855,000			$ 8,855,000	$ 140,778
Deferred offering costs paid by Sponsor in exchange for the issuance of Class B ordinary shares	20,000
Deferred offering costs paid through promissory note - related party	$ 5,000